Supplement to the May 1, 2009 Prospectus, as supplemented,
                        for the following products:
                             Symetra Complete
                         Symetra Complete Advisor

                    Supplement dated October 21, 2009


  Effective November 2, 2009, the following disclosures are replaced by the following information.

The disclosure set forth below replaces the definition of "Administrative Office" under the Definitions Section.

Administrative Office	The Symetra Life designated location where all
			correspondence and payments should be mailed. The address is PO Box 34690, Seattle, Washington 98124-1690.

 The disclosure set forth below replaces the information under the Risk Summary
                        Section titled Inquires.

For general correspondence,
please contact us  at our Administrative Office:
Symetra Life Insurance Company
PO Box 34690
Seattle, WA 98124-1690
Telephone: 1-800-796-3872  Extension 22187
Facsimile: 1-866-719-3124

For overnight mail, please contact us at our Home Office:
777 108th Ave. NE, Suite 1200
Bellevue, WA 98004

On the Internet, please go to:
http://www.symetra.com

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     Supplement to the May 1, 2009 Statement of Additional Information, as
                  supplemented, for the following products:
                              Symetra Complete
                          Symetra Complete Advisor

                     Supplement dated October 21, 2009

Effective November 2, 2009, the disclosure under the Services Section titled Service Providers is deleted in its entirety.